Note 11 - Long-term Debt (Details Textual) € in Thousands																															1 Months Ended						12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 21, 2021 USD ($)	Nov. 01, 2021 USD ($)	Oct. 25, 2021 USD ($)	Oct. 12, 2021 USD ($)	Aug. 25, 2021 USD ($)	Aug. 12, 2021 USD ($)	Jul. 15, 2021 USD ($)	Jun. 24, 2021 USD ($)	Jun. 10, 2021 USD ($)	Jun. 07, 2021 USD ($)	Jun. 04, 2021 USD ($)	May 21, 2021 USD ($)	Mar. 24, 2021 USD ($)	Jan. 29, 2021 USD ($)	Nov. 12, 2020 USD ($)	Nov. 11, 2020 USD ($)	Sep. 16, 2020 USD ($)	Sep. 10, 2020 USD ($)	Jun. 29, 2020 USD ($)	Feb. 18, 2020 USD ($)	Jan. 24, 2020 USD ($)	Jul. 12, 2019 USD ($)	Mar. 22, 2019 USD ($)	Dec. 11, 2018 USD ($)	Nov. 30, 2018 USD ($)	Jun. 26, 2018 USD ($)	May 29, 2018 USD ($)	Jul. 21, 2017 USD ($)	Jun. 19, 2017 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 28, 2021 USD ($)	Dec. 24, 2021 USD ($)	Dec. 10, 2021 USD ($)	Sep. 10, 2021 USD ($)	Jul. 27, 2021 USD ($)	Jul. 16, 2021 USD ($)	Jul. 12, 2021 USD ($)	Jul. 09, 2021 USD ($)	Jul. 08, 2021 USD ($)	May 31, 2021 USD ($)	May 25, 2021 EUR (€)	Mar. 29, 2021 USD ($)	Mar. 19, 2021 USD ($)	Mar. 18, 2021 USD ($)	Mar. 16, 2021 USD ($)	Jan. 27, 2021 USD ($)	Dec. 17, 2020 USD ($)	Dec. 15, 2020 USD ($)	Nov. 10, 2020 USD ($)	Jun. 11, 2020 USD ($)	May 29, 2020 USD ($)	Apr. 24, 2020 USD ($)	Feb. 13, 2020 USD ($)	Jul. 18, 2019 USD ($)	Jun. 28, 2019 USD ($)	Jun. 24, 2019 USD ($)	Jun. 18, 2019 USD ($)	Nov. 27, 2018 USD ($)	Oct. 26, 2018 USD ($)	Jul. 17, 2018 USD ($)	Mar. 07, 2018 USD ($)	Aug. 03, 2017 USD ($)	Aug. 01, 2017 USD ($)	Dec. 22, 2016 USD ($)	Aug. 10, 2016 USD ($)	May 11, 2016 USD ($)	May 06, 2016 USD ($)	Jan. 27, 2016 USD ($)	May 30, 2008 USD ($)	Dec. 31, 2007 USD ($)	Jun. 30, 2006 USD ($)	Feb. 28, 2006 USD ($)
Long-term Debt, Gross	$ 2,467,321,000																														$ 2,467,321,000						$ 2,467,321,000	$ 1,465,619,000
Long-term Debt, Current Maturities, Total	272,365,000																														272,365,000						272,365,000	147,137,000
Interest Costs Capitalized to Vessels and Advances, Net																																					465,000	3,274,000	$ 2,459,000
Interest Expense, Total																																					72,261,000	66,526,000	88,289,000
Other Long-term Debt, Total	$ 803,589,000																														$ 803,589,000						803,589,000	728,961,000
Interest Expense, Debt, Total																																					74,017,000	65,497,000	73,752,000
Interest and Finance Costs [Member]
Interest Expense, Debt, Total																																					$ 73,552,000	62,223,000	71,293,000
Minimum [Member]
Term Loan, Value Maintenance Clauses	100.00%																														100.00%						100.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses	125.00%																														125.00%						125.00%
Revolving Credit Facility [Member]
Long-term Debt, Gross	$ 0																														$ 0						$ 0	0
Line of Credit Facility, Maximum Borrowing Capacity																																														$ 24,500,000
Proceeds from Lines of Credit, Total								$ 24,500,000
Repayments of Lines of Credit			$ 24,500,000
Hunting License Facility Agreement to Acquire Bernis, Verity, Dawn, Discovery, Clara, Serena, Parity, Taibo, Thunder, Equity, Curacao and Rose [Member]
Debt Instrument, Face Amount																																													$ 120,000,000
Long-term Debt, Gross	79,348,000																														79,348,000						79,348,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	40,884,000																														40,884,000						40,884,000
Proceeds from Issuance of Debt																																$ 10,800,000	$ 19,350,000	$ 27,600,000	$ 28,050,000	$ 34,200,000
Repayments of Debt		$ 38,844,000
Hunting License Facility to Purchase Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus (ex. Charm), Titan I, Bermondi, Orion, Merchia and Damon [Member]
Debt Instrument, Face Amount																																												$ 125,000,000
Long-term Debt, Gross	103,423,000																														103,423,000						103,423,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	54,018,700																														54,018,700						54,018,700
Proceeds from Issuance of Debt																															14,100,000	$ 33,645,000	7,347,000	$ 32,430,000	18,000,000
Hunting License Facility Agreement for Dry Bulk Vessels [Member]
Debt Instrument, Face Amount																																											$ 150,000,000
Hunting License Facility Agreement for Pythias, Egyptian Mike, Phoenix, Belstar (tbr Oracle), Universal Bremen (tbr Libra) [Member]
Debt Instrument, Face Amount																																								$ 100,000,000
Five Pre- and Post-delivery Financial Agreements [Member]
Interest Costs Capitalized to Vessels and Advances, Net																																					465,000	3,274,000
Interest Expense, Total																																					16,715,000	4,191,000
Financial Arrangement, Share Purchase Agreement [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	32,022,000																														32,022,000						32,022,000
Interest Expense, Total																																					18,807,000	$ 28,410,000	$ 31,196,000
Financing Arrangements [Member]
Other Long-term Debt, Total	$ 803,589,000																														$ 803,589,000						$ 803,589,000
Term Loan and Other Financing Arrangements [Member]
Long-term Debt, Weighted Average Interest Rate, at Point in Time	3.30%																														3.30%						3.30%	4.10%	4.80%
Term Loan and Other Financing Arrangements [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period																																					1.82%	2.07%	3.75%
Term Loan and Other Financing Arrangements [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period																																					4.80%	6.34%	6.34%
Loans Payable [Member]
Long-term Debt, Gross	$ 1,550,472,000																														$ 1,550,472,000						$ 1,550,472,000	$ 736,658,000
Loans Payable [Member] | Venetiko [Member]
Repayments of Debt							$ 7,395,100
Loans Payable [Member] | ZIM Shanghai [Member]
Repayments of Debt					$ 6,531,000
Loans Payable [Member] | ZIM New York [Member]
Long-term Debt, Gross	26,630,500																														26,630,500						26,630,500
Debt Instrument, Periodic Payment, Total																																					1,391,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,583,400																														1,583,400						1,583,400
Long-term Debt, Current Maturities, Total	5,862,000																														5,862,000						5,862,000
Repayments of Debt				$ 6,136,000
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Debt Instrument, Face Amount																																																																															$ 150,000,000
Long-term Debt, Gross	0																														0						0	0																		$ 8,500,000																					$ 66,000,000
Debt Instrument, Prepaid Payment on Principal																				$ 8,500,000										$ 6,000,000
Loans Payable [Member] | Montes Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																																																															$ 75,000,000
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																																																											$ 39,000,000
Long-term Debt, Gross	0																														0						0	0
Debt Instrument, Amount Available to be Drawn																																																																												$ 39,000,000
Repayments of Long-term Debt, Total																$ 19,500,000
Loans Payable [Member] | Costis Maritime Co. and Christos Maritime Co. Term Loans [Member]
Debt Instrument, Face Amount																																																																														$ 150,000,000
Loans Payable [Member] | Costis Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																																																														$ 75,000,000
Loans Payable [Member] | Capetanissa Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																																																																$ 90,000,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Long-term Debt, Gross	0																														0						0	0																																				$ 116,500,000
Debt Instrument, Prepaid Payment on Principal																											$ 4,000,000		$ 4,000,000
Loans Payable [Member] | Rena Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																																																																	$ 90,000,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Long-term Debt, Gross																																																																									$ 37,500,000
Repayments of Long-term Debt, Total																						$ 1,385,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Debt Instrument, Face Amount																																																																							$ 17,625,000
Long-term Debt, Gross	9,975,000																														9,975,000						9,975,000	11,775,000
Debt Agreement, Maximum Borrowing Capacity																																																																								$ 17,625,000
Debt Instrument, Periodic Payment, Total																																					450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	8,625,000																														8,625,000						8,625,000
Loans Payable [Member] | Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																																																																						$ 233,000,000
Long-term Debt, Gross	24,554,000																														24,554,000						24,554,000	27,666,000
Debt Instrument, Prepaid Payment on Principal																								$ 5,805,000				$ 4,477,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis [Member]
Debt Instrument, Face Amount																																																																					$ 48,000,000
Long-term Debt, Gross	18,800,000																														18,800,000						18,800,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche A [Member]
Debt Instrument, Periodic Payment, Total																																					400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	12,800,000																														12,800,000						12,800,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche B [Member]
Long-term Debt, Gross	18,800,000																														18,800,000						18,800,000
Debt Instrument, Periodic Payment, Total																																					400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	12,800,000																														12,800,000						12,800,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co.Term Loan [Member]
Repayments of Long-term Debt, Total														$ 14,020,000
Debt Agreement, Maximum Borrowing Capacity																																																																				$ 25,000,000
Loans Payable [Member] | Costamare Inc. 4 [Member]
Debt Instrument, Face Amount																																																																			$ 55,000,000
Debt Instrument, Prepaid Payment on Principal																																							$ 10,615,000
Proceeds from Issuance of Long-term Debt, Total																	$ 5,803,000
Loans Payable [Member] | Costamare Inc. 4 [Member] | Tranche A [Member]
Long-term Debt, Gross	8,000,000																														8,000,000						8,000,000
Debt Instrument, Periodic Payment, Total																																					1,000,000
Proceeds from Issuance of Debt																										$ 28,000,000
Loans Payable [Member] | Costamare Inc. 4 [Member] | Tranche B [Member]
Long-term Debt, Gross	22,188,000																														22,188,000						22,188,000
Proceeds from Issuance of Debt																									$ 27,000,000
Long-term Debt, Current Maturities, Total	6,544,000																														6,544,000						6,544,000
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																																																		$ 136,000,000
Long-term Debt, Gross	98,000,000																														98,000,000						98,000,000	113,200,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	14,400,000																														14,400,000						14,400,000
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																																																	$ 68,000,000
Long-term Debt, Gross	54,500,000																														54,500,000						54,500,000	60,500,000
Debt Instrument, Periodic Payment, Total																																					1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	26,000,000																														26,000,000						26,000,000
Proceeds from Issuance of Debt																							$ 68,000,000
Loans Payable [Member] | Costamare Inc. 5 [Member]
Debt Instrument, Face Amount																																																																$ 150,000,000
Long-term Debt, Gross	41,330,000																														41,330,000						41,330,000
Loans Payable [Member] | Costamare Inc. 5 [Member] | Three Tranches Per Tranche Info [Member]
Debt Instrument, Periodic Payment, Total																																					963,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	26,880,000																														26,880,000						26,880,000
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member]
Debt Instrument, Face Amount																																																															$ 94,000,000
Long-term Debt, Gross	36,449,000																														36,449,000						36,449,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	21,363,600																														21,363,600						21,363,600
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member] | Two Tranches Per Tranche Info [Member]
Debt Instrument, Periodic Payment, Total																																					1,005,700
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo [Member]
Debt Instrument, Face Amount																																																														$ 30,000,000
Long-term Debt, Gross	24,554,000																														24,554,000						24,554,000
Proceeds from Issuance of Long-term Debt, Total																					$ 30,000,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche A [Member]
Debt Instrument, Periodic Payment, Total																																					194,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	4,646,000																														4,646,000						4,646,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche B [Member]
Debt Instrument, Periodic Payment, Total																																					199,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	4,566,000																														4,566,000						4,566,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche C [Member]
Debt Instrument, Periodic Payment, Total																																					190,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	4,210,000																														4,210,000						4,210,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche D [Member]
Debt Instrument, Periodic Payment, Total																																					195,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	4,130,000																														4,130,000						4,130,000
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Debt Instrument, Face Amount																																																													$ 70,000,000
Long-term Debt, Gross	56,500,000																														56,500,000						56,500,000	65,500,000
Debt Instrument, Periodic Payment, Total																																					2,250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	25,000,000																														25,000,000						25,000,000
Long-term Debt, Current Maturities, Total	12,817,000																														12,817,000						12,817,000
Loans Payable [Member] | Loan Agreement to Refinance Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																																																												$ 70,000,000
Long-term Debt, Gross	54,400,000																														54,400,000						54,400,000
Debt Instrument, Periodic Payment, Total																																					1,800,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	29,200,000																														29,200,000						29,200,000
Loans Payable [Member] | Second Loan Agreement to Refinance Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																																																											$ 70,000,000
Repayments of Long-term Debt, Total												$ 50,105,000	$ 1,012,000		$ 4,861,000			$ 4,878,000	$ 1,450,000
Loans Payable [Member] | Kelsen Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																									$ 8,100,000
Long-term Debt, Gross	4,050,000																														4,050,000						4,050,000	8,100,000
Debt Instrument, Periodic Payment, Total																																					2,025,000
Loans Payable [Member] | Uriza Shipping Co. Term Loan 2 [Member]
Debt Instrument, Face Amount																																																										$ 20,000,000
Long-term Debt, Gross	17,400,000																														17,400,000						17,400,000	20,000,000
Debt Instrument, Periodic Payment, Total																																					650,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	7,000,000																														7,000,000						7,000,000
Loans Payable [Member] | Berg Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																							$ 12,500,000
Long-term Debt, Gross	11,660,000																														11,660,000						11,660,000	0
Debt Instrument, Periodic Payment, Total																																					280,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	6,900,000																														6,900,000						6,900,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co Second Term Loan [Member]
Debt Instrument, Face Amount																																																						$ 18,500,000
Long-term Debt, Gross	14,900,000																														14,900,000						14,900,000	0
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co Second Term Loan, Each Tranche [Member]
Long-term Debt, Gross	7,450,000																														7,450,000						7,450,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co Second Term Loan, Tranche A [Member]
Debt Instrument, Periodic Payment, Total																																					600,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	3,250,000																														3,250,000						3,250,000
Loans Payable [Member] | Evantone Shipping Co. and Fortrose Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																					$ 23,000,000
Long-term Debt, Gross	20,750,000																														20,750,000						20,750,000	0
Debt Instrument, Periodic Payment, Total																																					750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	8,000,000																														8,000,000						8,000,000
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																				$ 150,000,000
Long-term Debt, Gross	141,964,000																														141,964,000						141,964,000	0
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement Each Tranche [Member]
Long-term Debt, Gross	70,982,100																														70,982,100						70,982,100
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement, Tranche A [Member]
Debt Instrument, Periodic Payment, Total																																					1,339,300
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement, Tranche B [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	21,428,600																														21,428,600						21,428,600
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount														$ 147,000,000
Long-term Debt, Gross	138,519,000																														138,519,000						138,519,000	0
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Tranche A [Member]
Long-term Debt, Gross	69,259,600																														69,259,600						69,259,600
Debt Instrument, Periodic Payment, Total																																					1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	31,096,200																														31,096,200						31,096,200
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Tranche B [Member]
Long-term Debt, Gross	69,259,600																														69,259,600						69,259,600
Debt Instrument, Periodic Payment, Total																																					1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	45,230,800																														45,230,800						45,230,800
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																			$ 75,000,000
Long-term Debt, Gross	70,350,000																														70,350,000						70,350,000	0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	28,600,000																														28,600,000						28,600,000
Loans Payable [Member] | Vernes Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																			$ 14,000,000
Long-term Debt, Gross	12,650,000																														12,650,000						12,650,000	0
Debt Instrument, Periodic Payment, Total																																					450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	5,000,000																														5,000,000						5,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies [Member]
Debt Instrument, Face Amount																																																	$ 158,105,000
Long-term Debt, Gross	125,360,000																														125,360,000						125,360,000	0
Loans Payable [Member] | Loan Agreement with 11 Companies, Refinancing Tranche [Member]
Proceeds from Issuance of Long-term Debt, Total												50,105,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche C [Member]
Long-term Debt, Gross	34,730,000																														34,730,000						34,730,000
Debt Instrument, Periodic Payment, Total																																					1,635,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	5,300,000																														5,300,000						5,300,000
Proceeds from Issuance of Long-term Debt, Total												$ 38,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche A [Member]
Long-term Debt, Gross	32,000,000																														32,000,000						32,000,000
Debt Instrument, Periodic Payment, Total																																					1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	5,000,000																														5,000,000						5,000,000
Proceeds from Issuance of Long-term Debt, Total											$ 35,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche B [Member]
Long-term Debt, Gross	32,000,000																														32,000,000						32,000,000
Debt Instrument, Periodic Payment, Total																																					1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	5,000,000																														5,000,000						5,000,000
Proceeds from Issuance of Long-term Debt, Total									$ 35,000,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount											$ 79,000,000
Long-term Debt, Gross	63,833,000																														63,833,000						63,833,000	0
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche A [Member]
Proceeds from Issuance of Long-term Debt, Total										$ 22,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche C [Member]
Long-term Debt, Gross	21,712,500																														21,712,500						21,712,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	10,980,000																														10,980,000						10,980,000
Proceeds from Issuance of Long-term Debt, Total						$ 22,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche D [Member]
Proceeds from Issuance of Long-term Debt, Total	11,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche A, B, C, and D [Member]
Long-term Debt, Gross	42,120,000																														42,120,000						42,120,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	24,120,000																														24,120,000						24,120,000
Loans Payable [Member] | Acquisition of Pegasus, Eracle, Peace, Sauvan, Pride, Acuity, Comity and Athena [Member]
Debt Instrument, Face Amount																																																$ 62,500,000
Long-term Debt, Gross	59,952,000																														59,952,000						59,952,000	0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	17,684,500																														17,684,500						17,684,500
Proceeds from Issuance of Debt																																	5,963,800		7,300,000	49,236,300
Loans Payable [Member] | Acquisition of Pegasus, Eracle, Peace, Sauvan, Pride, Acuity, Comity and Athena Aggregate [Member]
Long-term Debt, Gross	59,951,600																														59,951,600						59,951,600
Loans Payable [Member] | Acquisition of Builder, Adventure, Manzanillo, Alliance, Seabird, Aeolian, Farmer and Greneta [Member]
Debt Instrument, Face Amount																																															$ 81,500,000
Long-term Debt, Gross	80,228,000																														80,228,000						80,228,000	0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	43,850,000																														43,850,000						43,850,000
Proceeds from Issuance of Debt																															11,150,000		$ 13,250,000		$ 12,480,000	$ 44,620,000
Loans Payable [Member] | Acquisition of Builder, Adventure, Manzanillo, Alliance, Seabird, Aeolian, Farmer and Greneta Aggregate [Member]
Long-term Debt, Gross	80,227,500																														80,227,500						80,227,500
Loans Payable [Member] | Hunting License Facility Agreement to Acquire Bernis, Verity, Dawn, Discovery, Clara, Serena, Parity, Taibo, Thunder, Equity, Curacao and Rose [Member]
Long-term Debt, Gross	79,348,000																														79,348,000						79,348,000	0
Loans Payable [Member] | Hunting License Facility to Purchase Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus (ex. Charm), Titan I, Bermondi, Orion, Merchia and Damon [Member]
Long-term Debt, Gross	103,423,000																														103,423,000						103,423,000	0
Loans Payable [Member] | Hunting License Facility Agreement for Dry Bulk Vessels [Member]
Long-term Debt, Gross	0																														0						0	0
Loans Payable [Member] | Refinance Term Loans for Equity, Thunder, Rose and Clara [Member]
Debt Instrument, Face Amount																																										$ 43,500,000
Long-term Debt, Gross	43,480,000																														43,480,000						43,480,000	0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	12,330,000																														12,330,000						12,330,000
Loans Payable [Member] | Refinance Term Loan for Bernis, Verity, Dawn, Discovery and Parity [Member]
Debt Instrument, Face Amount																																									$ 55,000,000
Loans Payable [Member] | Hunting License Facility Agreement for Pythias, Egyptian Mike, Phoenix, Belstar (tbr Oracle), Universal Bremen (tbr Libra) [Member]
Long-term Debt, Gross	0																														0						0	0
Unsecured Debt [Member]
Long-term Debt, Gross	113,260,000																														113,260,000						113,260,000	$ 0
Unsecured Debt [Member] | The Bond [Member]
Debt Instrument, Face Amount | €																																																		€ 100,000
Long-term Debt, Gross	$ 113,260,000																														$ 113,260,000						113,260,000
Interest Expense, Total																																					$ 1,896,000
Debt Instrument, Interest Rate, Stated Percentage																																																		2.70%
Debt Instrument, Early Redemption Requirement, Minimum Prepayment by Issuer | €																																																		€ 10,000
Debt Instrument, Early Redemption Requirement, Minimum Nominal Value of After Prepayment | €																																																		€ 50,000
Unsecured Debt [Member] | The Bond [Member] | The Fifth or Sixth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																		1.50%
Unsecured Debt [Member] | The Bond [Member] | The Seventh or Eighth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																		0.50%
Unsecured Debt [Member] | The Bond [Member] | The Ninth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																		0.00%